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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 24F-2
                        Annual Notice of Securities Sold
                           Pursuant to Rule 24f-2
             Read instructions at end of Form before preparing Form.
                              Please print or type.

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  1.  Name and address of issuer:
      Aetna Generation Portfolios, Inc.
      151 Farmington Avenue, Hartford, CT 06156
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  2.  Name of each series or class of funds for which this notice is filed:
      Aetna Ascent Variable Portfolio
      Aetna Crossroads Variable Portfolio
      Aetna Legacy Variable Portfolio
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  3.  Investment Company Act File Number:
      811-8934
      Securities Act File Number:
      33-88334
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  4.  Last day of fiscal year for which this notice is filed:
      December 31, 1996
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  5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the
      issuer's 24f-2 declaration:                                         [ ]

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  6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):
      N/A
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  7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
      0
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  8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
      0
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  9.  Number and aggregate sale price of securities sold during the fiscal year:
      3,855,012.124 shares, $43,745,702.39
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 10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
      3,855,012.124 shares, $43,745,702.39
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 11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
      209,982.741 shares, $2,455,409.41
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12.  Calculation of registration fee:

      (i)    Aggregate sale price of securities sold during
             the fiscal year in reliance on rule 24f-2 (from
             Item 10):                                            $43,745,702.39

      (ii)   Aggregate price of shares issued in connection
             with dividend reinvestment plans (from Item 11,
             if applicable):                                     +  2,455,409.41

      (iii)  Aggregate price of shares redeemed or
             repurchased during the fiscal year (if
             applicable):                                        -  8,899,980.26

      (iv)   Aggregate price of shares redeemed or
             repurchased and previously applied as a
             reduction to filing fees pursuant to rule 24e-2
             (if applicable):                                    +             0

      (v)    Net aggregate price of securities sold and
             issued during the fiscal year in reliance on
             rule 24f-2 (line (i), plus line (ii)), less
             line (iii), plus line (iv))(if applicable):         37,301,131.54

      (vi)   Multiplier prescribed by Section 6(b) of the
             Securities Act of 1933 or other applicable law
             or regulation (see Instruction C.6):                  X      1/3300

      (vii)  Fee due (line (i) or line (v) multiplied by
             line (vi)):                                               11,303.37
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  Instruction: Issuers should complete lines (ii), (iii),
               (iv), and (v) only if the form is being filed
               within 60 days after the close of the
               issuer's fiscal year, See Instruction C.3.
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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other
     Procedures (17 CFR 202.3a).                                            [x]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
     February 24, 1997
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Susan E. Bryant
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                               Susan E. Bryant
                               Counsel

Date  February 28, 1997

   *Please print the name and title of the signing officer below the signature
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